Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal					$ 0	$ 0
State					(1)	1
Total current					(1)	1
Deferred:
Federal					(152)	152
State					0	0
Total deferred				$ (152)	(152)	152
Total provision for income taxes	$ 3	$ 153	$ 3	$ (150)	$ (153)	$ 153